Income tax (Schedule of Current and Deferred Portions of Income Tax Expense Included in Consolidated Statements of Comprehensive Income) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Current and deferred portions of income tax expense
Current income tax expenses	$ (30,664)	$ (36,510)	$ (35,550)
Deferred income tax benefit	11,808	1,935	9,805
Income tax expenses	$ (18,856)	$ (34,575)	$ (25,745)